Stock-Based Compensation - Summary of Restricted Stock Awards (Details) - RSA [Member] - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Number of shares, Nonvested at beginning of period (in shares)	419,049
Number of share, Vested	(177,295)
Number of shares, Nonvested at end of period (in shares)	241,754	419,049
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Abstract]
Weighted average grant date fair value, Nonvested at beginning of period	$ 1.99
Weighted average grant date fair value, Vested	1.99
Weighted average grant date fair value, Nonvested at end of period	$ 1.99	$ 1.99
2014 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Number of shares, Nonvested at beginning of period (in shares)	419,049	675,887
Number of share, Vested		(256,838)
Number of shares, Nonvested at end of period (in shares)		419,049
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Abstract]
Weighted average grant date fair value, Nonvested at beginning of period	$ 1.99	$ 1.99
Weighted average grant date fair value, Vested		1.99
Weighted average grant date fair value, Nonvested at end of period		$ 1.99